Capital adequacy	12 Months Ended
Dec. 31, 2023
Capital adequacy
36 Capital adequacy
The Bank is subject to the Basel framework, as implemented in Switzerland, as well as Swiss legislation and regulations for systemically relevant banks (SRBs), which include capital, liquidity, leverage and large exposure requirements and rules for emergency plans designed to maintain systemically relevant functions in the event of threatened insolvency. The legislation implementing the Basel framework in Switzerland in respect of capital requirements for SRBs, including Credit Suisse, goes beyond the Basel minimum standards for SRBs. The Bank, which is subject to regulation by FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
Under the Capital Adequacy Ordinance (CAO), Swiss banks classified as SRBs internationally, such as Credit Suisse, are subject to two different minimum requirements for loss-absorbing capacity: such banks must hold sufficient capital that absorbs losses to ensure continuity of service (going concern requirement) and they must issue sufficient debt instruments to fund an orderly resolution without recourse to public resources (gone concern requirement).
Going concern capital and gone concern capital together form the Bank’s total loss-absorbing capacity (TLAC). TLAC encompasses regulatory capital, such as common equity tier 1 (CET1), loss-absorbing additional tier 1 and tier 2 capital instruments, and liabilities that can be written down or converted into equity in case of resolution or for the purpose of restructuring measures. Under the CAO’s grandfathering provisions, additional tier 1 capital instruments with a low trigger qualify as going concern capital until their first call date.
There are FINMA decrees that apply to Credit Suisse as an SRB operating internationally, including capital adequacy requirements as well as liquidity and risk diversification requirements.
Banks that do not maintain the minimum requirements may be limited in their ability to pay dividends and make discretionary bonus payments and other earnings distributions.
The Bank’s balance sheet positions and off-balance sheet exposures translate into risk-weighted assets, which are categorized as credit, market and operational risk-weighted assets.
Leverage exposure consists of period-end balance sheet assets and prescribed regulatory adjustments, such as derivative financial instruments, securities financing transactions and off-balance sheet exposures.
As of December 31, 2023 and 2022, the Bank’s capital position exceeded its capital requirements under the regulatory provisions outlined under Swiss requirements.
Broker-dealer operations
Certain of the Bank’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2023 and 2022, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits or distributable reserves. For operating companies, legal reserves may be distributed if they exceed, after deduction of any accumulated losses, treasury shares and reserves for own shares held by subsidiaries, 50% of the share capital registered in the commercial register. Furthermore, dividends may be paid out only after shareholder approval.
As of December 31, 2023 and 2022, Credit Suisse AG was not subject to restrictions on its ability to pay the proposed dividends.
Swiss metrics
end of	2023	2022
Swiss capital (CHF million)
Swiss CET1 capital	38,187	40,987
Going concern capital	38,646	54,843
Gone concern capital	38,284	42,930
Total loss-absorbing capacity (TLAC)	76,930	97,773
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	181,690	249,953
Leverage exposure	524,968	653,551
Swiss capital ratios (%)
Swiss CET1 ratio	21.0	16.4
Going concern capital ratio	21.3	21.9
Gone concern capital ratio	21.1	17.2
TLAC ratio	42.3	39.1
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	7.3	6.3
Going concern leverage ratio	7.4	8.4
Gone concern leverage ratio	7.3	6.6
TLAC leverage ratio	14.7	15.0
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	10.0	9.28
Going concern capital ratio requirement [1]	14.3	13.58
Gone concern capital ratio requirement	10.725	13.58
TLAC ratio requirement	25.025	27.16
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.5	3.25
Going concern leverage ratio requirement [1]	5.0	4.75
Gone concern leverage ratio requirement	3.75	4.75
TLAC leverage ratio requirement	8.75	9.5
1
The total requirements excluded the FINMA Pillar 2 capital add-on of CHF 1,445 million and CHF 1,850 million as of December 31, 2023 and 2022, respectively, relating to the supply chain finance funds matter and the effects of countercyclical buffers.